Deferred income (Tables)	3 Months Ended
Mar. 31, 2023
Deferred income
Schedule of deferred income

	March 31,	December 31,
	2023	2022
	€1,000	€1,000

Eli Lilly up-front payment and premium on equity consideration: current portion	5,835	5,641
Eli Lilly up-front payment and premium on equity consideration: non-current portion	64,817	65,569
Total deferred income	70,652	71,210